Dispositions of subsidiaries	12 Months Ended
Sep. 30, 2025
Dispositions of subsidiaries
Dispositions of subsidiaries

Note 19 - Dispositions of subsidiaries

On March 31, 2025, an agreement was signed to divest 100% interest in Farmmi Food and Farmmi Supply Chain to a third party for a total cash consideration of RMB20,000 ($2,754).

In June 2025, agreements were signed to divest 100% interest in Farmmi Biotech, Guoning Zhonghao, and Ningbo Farmmi Trade to third parties for a total cash consideration of RMB10,000 ($1,405), RMB10,000 ($1,405), and RMB5,000 ($702), respectively.

Prior to the entry into the above-mentioned agreements, all of the business operations, customers, and suppliers of Farmmi Food, Farmmi Supply Chain, Farmmi Biotech, Guoning Zhonghao and Ningbo Farmmi Trade had been transferred to other operating subsidiaries of the Company. The purchase price to be paid by the buyers to the Company reflected the aggregate value of all the net assets of the disposed entities.

The Company disposed of these subsidiaries but maintained their operations with the remaining subsidiaries; therefore, these disposals did not constitute discontinued operations.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities in the consolidated balance sheets as of the date of disposition and September 30, 2024.

	As of date	As of
	of disposal	September 30,
	2025	2024
Carrying amounts of major classes of assets
Cash	$67,654	$55,211
Accounts receivable, net	257,092	215,071
Advances to suppliers	294,248	71,822
Inventories, net	113,498	388,166
Due from related parties	-	205,825
Other current assets	15,098	11,642
Right-of-use assets, net	255,224	403,269
Property and equipment	7,543	13,186
Total assets of disposed entities	$1,010,357	$1,364,192

Carrying amounts of major classes of liabilities
Bank loans	$199,525	$202,405
Accounts payable	905,941	65,593
Operating lease liabilities	267,955	420,194
Due to related parties	-	112,105
Other current liabilities	481,969	276,004
Total liabilities of disposed entities	$1,855,390	$1,076,301

The following is a reconciliation of the amounts of major classes of operations of disposed entities in the consolidated statements of operations and other comprehensive income (loss) for the period from October 1, 2024 to the date of disposal and for the year ended September 30, 2024.

	For the Period	For the
	from October 1,	Year Ended
	2024 to the Date	September 30,
	of Disposal	2024

Revenue	$1,604,649	$3,881,787
Cost of revenues	(1,453,782)	(3,704,006)
Gross profit	150,867	177,781
Operating expenses	(1,125,446)	(441,279)
Loss from operations	(974,579)	(263,498)
Other expenses	(123,134)	(53,547)
Loss before income taxes	(1,097,713)	(317,045)
Income tax expenses	-	(811)
Net loss	$(1,097,713)	$(317,856)